LOSS PER SHARE (Schedule of Basic and Diluted Income Per Share) (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to Concord Medical Services Holdings Limited	¥ (309,989)	$ (47,510)	¥ (307,049)	¥ (234,875)
Accretion of contingently redeemable noncontrolling interests	(359,920)	(55,160)	(245,477)	(124,355)
Numerator for EPS computation	¥ (669,909)	$ (102,670)	¥ (552,526)	¥ (359,230)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating loss per share - basic and diluted	131,053,858	131,053,858	130,238,498	130,104,787
Loss per share - basic and diluted | (per share)	¥ (5.11)	$ (0.78)	¥ (4.24)	¥ (2.76)
Common Class A [Member]
Numerator:
Net loss attributable to ordinary shareholders used in calculating loss per ordinary share - basic and diluted	¥ (435,855)	$ (66,799)	¥ (358,274)	¥ (328,403)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating loss per share - basic and diluted	85,265,910	85,265,910	84,450,550	118,940,054
Loss per share - basic and diluted | (per share)	¥ (5.11)	$ (0.78)	¥ (4.24)	¥ (2.76)
Common Class B [Member]
Numerator:
Net loss attributable to ordinary shareholders used in calculating loss per ordinary share - basic and diluted	¥ (234,054)	$ (35,871)	¥ (194,252)	¥ (30,827)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating loss per share - basic and diluted	45,787,948	45,787,948	45,787,948	11,164,733
Loss per share - basic and diluted | (per share)	¥ (5.11)	$ (0.78)	¥ (4.24)	¥ (2.76)